INVENTORIES	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Inventory Disclosure [Abstract]
INVENTORIES

5. INVENTORIES

Inventories consisted of the following at September 30, 2022 and December 31, 2021:

	September 30, 2022	December 31, 2021
Raw material	$152,140	$-
Work in process	4,600	-
Finished goods-health supplements	183,148	6,201
Drugs, pharmaceutical and nutritional products	454,165	122,966
Food and beverage, hotel supplies and consumables	83,342	104,287
Total	$877,395	$233,454
Less: inventory allowance	19,641	-
Total inventories, net	$857,754	$233,454

5. INVENTORIES

Inventories consisted of the following at December 31, 2021 and 2020:

	December 31, 2021	December 31, 2020
Finished goods – health supplements	$6,201	$45,535
Drugs, pharmaceutical and nutritional products	122,966	-
Food and beverage, hotel supplies and consumables	104,287	-
Total	$233,454	$45,535